Secured Term Loan Facilities and Revolving Credit Facilities - Additional Information (Detail)						1 Months Ended		12 Months Ended
	Mar. 28, 2019 USD ($)	Mar. 25, 2019 USD ($)	Oct. 28, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 27, 2015 USD ($)	Oct. 31, 2019 USD ($)	Oct. 21, 2019 USD ($)	Dec. 31, 2019 USD ($) Repayments	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)
Debt Instrument [Line Items]
Cash balance required								$ 64,024,000	$ 71,355,000
Debt instrument covenant description								The financial covenants each as defined within the bond agreement are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of no less than $25.0 million; (b) to maintain an interest coverage ratio (as defined in the 2017 Bond Agreement) of not less than 2.00 to 1.00; and (c) maintain a Group equity ratio of minimum 30% (as defined in the 2017 Bond Agreement ). As of December 31, 2019, the Company was in compliance with all covenants for the 2017 Bonds.
Commitment fee on credit facility								0.91%
Sale value of property							$ 77,500,000
Proceeds from sale of property in value to sale value							$ 69,750,000
Credit from sale of property in percent to sale value							10.00%
Proceeds from sale of property in percent to sale value							90.00%
Repayment of secured debt							$ 44,500,000	$ 1,448,000	$ 38,000	$ 2,058,000
ASC 47050 [Member]
Debt Instrument [Line Items]
Description Of Debt Modification Conditions								ASC 470-50—Debt Modifications states that if re-financing of an instrument results in the present value of future cash flows being modified by more than 10%, it is considered to have ‘substantially different terms’ from the original instrument and is accounted for as a debt extinguishment and the new instrument treated as the issuance of new debt. The 10% cash flow test was performed, and it was concluded that the present value of future cash flows have not been modified by more than 10%.
April 2013 Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, refinancing					$ 120,000,000.0
January 2015 Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility term					7 years			7 years
Credit facility, maximum borrowing capacity					$ 278,100,000
Credit facility, amount outstanding								$ 111,300,000
Debt instrument covenant description								The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5% of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%.
January 2015 Secured Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment								$ 500,000
Credit facility, final payment								15,600,000
Aggregate fair value of collateral vehicles required for borrowings under facility					135.00%
January 2015 Secured Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment								600,000
Credit facility, final payment								18,300,000
December 2015 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility term				7 years
Credit facility, maximum borrowing capacity				$ 290,000,000.0
Credit facility, amount outstanding								186,800,000
Credit facility, periodic payment								3,300,000
Credit facility, final payment								$ 150,500,000
Credit facility, number of repayments | Repayments								11
Debt instrument covenant description								The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 3:1; and c) maintain a ratio of total stockholders' equity to total assets of not less than 30%.
Credit facility, expiring period								2022-12
Commitment fee on credit facility								0.74%
Sale value of property							77,500,000
Proceeds from sale of property in value to sale value							$ 69,750,000
Credit from sale of property in percent to sale value							10.00%
Proceeds from sale of property in percent to sale value							90.00%
Repayment of secured debt							$ 44,500,000
December 2015 Secured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Cash balance required								$ 25,000,000.0
Aggregate fair value of collateral vehicles required for borrowings under facility				125.00%
Cash required as percent of indebtedness								5.00%
EBITDA to interest expense Ratio								30.00%
October 2016 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility term			7 years
Credit facility, maximum borrowing capacity			$ 220,000,000.0
Credit facility, number of repayments | Repayments								15
Debt instrument covenant description								The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%.
Credit facility, expiring period			2023-12
Credit facility			$ 130,000,000.0
Drawdowns under the credit facility								$ 130,900,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment One [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment								4,100,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment Three [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment								70,000,000.0
October 2016 Secured Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding			55,000,000.0
October 2016 Secured Revolving Credit Facility [Member] | Navigator Jorf L.L.C. [Member] | Newbuilding Term Loan [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding			$ 35,000,000
October 2016 Secured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Aggregate fair value of collateral vehicles required for borrowings under facility			125.00%
June 2017 Secured Term Loan Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity								100,000,000.0
Credit facility, periodic payment								4,100,000
Cash balance required											$ 65,900,000
Drawdowns under the credit facility								136,100,000
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity								$ 160,800,000				$ 160,800,000
Debt instrument covenant description								The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 2.5:1; and c) maintain a ratio of total stockholders' equity to total assets of not less than 30%
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Minimum [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Cash balance required								$ 25,000,000.0
Aggregate fair value of collateral vehicles required for borrowings under facility								125.00%
Cash required as percent of indebtedness								5.00%
Total equity to total assets								30.00%
EBITDA to interest expense Ratio								0.91%
February 2013 Secured Term Loan Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity												$ 270,000,000.0
June 2017 Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity								$ 60,800,000
March 2019 Terminal Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding								100,100,000
Credit facility, periodic payment								$ 2,300,000
Credit facility, expiring period		2025-03
Frequency Of Instalment Payments								repayable in 20 equal quarterly instalments
March 2019 Secured Term Loan [Member
Debt Instrument [Line Items]
Credit facility term		6 years
Credit facility, maximum borrowing capacity		$ 107,000,000.0
Credit facility, periodic payment		31,400,000
Credit facility, final payment		75,600,000
Debt instrument covenant description								an amount equal to or greater than (i) $35.0 million, or (ii) 5% of Net Debt or total debt, as applicable, whichever is greater; and the aggregate fair market value of the collateral vessels must be no less than 130% of the aggregate outstanding borrowing under the facility
Final Payment Payable								$ 54,400,000
Debt Issuance Costs, Net		$ 1.4
Proceeds from Issuance of Long-term Debt	$ 107,000,000.0
March 2019 Secured Term Loan [Member | ASC 47050 [Member]
Debt Instrument [Line Items]
Description Of Debt Modification Conditions								ASC 470-50—Debt Modifications states that if re-financing of a loan results in the present value of future cash flows being modified by more than 10%, it is considered to have ‘substantially different terms’ from the original loan and is accounted for as a debt extinguishment and the new loan treated as the issuance of new debt. The 10% cash flow test was performed, and it was concluded that the present value of future cash flows on a lender-by-lender basis have not been modified by more than 10%. Issuance costs for the March 2019
Navigator Aurora Facility [Member]
Debt Instrument [Line Items]
Credit facility term						7 years
Credit facility, maximum borrowing capacity						$ 69,100,000
Basis spread on credit facility interest rate						185.00%
Unsecured Debt								$ 68,100,000